Information on remuneration - Text Details (Detail)		12 Months Ended
		Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2019 EUR (€) € / shares
Executive committee [Member]
Information on remuneration [Line Items]
Number of members throughout the period		16
Key management personnel compensation	[1]	€ 33,358,405	€ 33,170,901	€ 29,968,678
Number of members		13	15	14
Number of share options outstanding in share-based payment arrangement		184,900	193,300	291,520
Weighted average exercise price of share options outstanding in share-based payment arrangement | € / shares		€ 17.15	€ 17.31	€ 18.61
Board of management [Member]
Information on remuneration [Line Items]
Key management personnel compensation		€ 10,300,000	€ 11,400,000	€ 9,700,000
Percentage of shares held by board of management			1.00%
Board of management [Member] | Share-based compensation expenses [Member]
Information on remuneration [Line Items]
Directors' remuneration expense		0	€ 554,437	0
Supervisory board [Member]
Information on remuneration [Line Items]
Key management personnel compensation		€ 1,325,891	€ 1,314,587	1,202,916
Other compensation, product arrangement entitlement				€ 2,000

[1]	The Executive Committee consisted of 13 members as per December 31, 2021 (2020: 15 members; 2019: 14 members)